Related Party Transactions - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Unpaid balances due	$ 713	$ 1,323
Related Party
Related Party Transaction [Line Items]
Amount of expenses incurred	14	$ 18
Unpaid balances due	$ 0